Net investment in sublease (Tables)	6 Months Ended
Jun. 30, 2021
Net investment in sublease
Summary of contractual undiscounted cash flows related to subleases

As at June 30, 2021 and December 31, 2020, the contractual undiscounted cash flows related to subleases were as follows:

	Future		Present value of
	minimum		minimum lease
	lease payments		payments
June 30, 2021	receivable	Interest income	receivable
Less than one year	$10,000	$124	$9,876
Between one and five years	—	—	—
Net investment in sublease	$10,000	$124	$9,876

	Future		Present value
	minimum		of minimum
	lease		lease
	payments	Interest	payments
December 31, 2020	receivable	income	receivable
Less than one year	$40,000	$1,459	$38,541
Between one and five years	—	—	—
Net investment in sublease	$40,000	$1,459	$38,541